Line of Credit and Notes Payable (Tables)	6 Months Ended
Jun. 30, 2024
Line of Credit and Notes Payable.
Summary of notes payable and line of credit

Notes Payable & Line of Credit	June 30, 2024	December 31, 2023
Note payable issued November 29, 2021	$336,983	$—
Line of credit issued November 29, 2021	456,097	—
Note payable issued December 1, 2021	1,500,600	—
Note payable issued January 12, 2023	—	220,000
Note payable issued August 3, 2023	33,000	—
Note payable issued August 18, 2023	64,000	—
Note payable issued November 13, 2023	22,000	—
Note payable issued January 14, 2024	16,200	—
Total notes payable and line of credit	2,428,880	220,000
Less: current portion	(928,280)	(220,000)
Less fair value adjustment for debt	(906,659)	—
Total notes payable and line of credit, net of current portion	$593,941	$—

Schedule of required principal payments of notes payable and line of credit

Year Ending December 31, 2024	$928,280
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$2,428,880